OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Aircraft [member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	$ 2,737,809	$ 3,037,585
Changes	304,422	(299,776)
Closing balance	3,042,231	2,737,809
New contracts	719,525	283,620
Renegotiations	(41,535)	(240,047)
Payments	(539,549)	(526,071)
Accrued interest	165,981	174,327
Exchange differences
Cumulative translation adjustment
Other variations		8,395
Others [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	120,240	109,387
Changes	9,686	10,853
Closing balance	129,926	120,240
New contracts	23,878	36,191
Renegotiations	12,208	1,397
Payments	(37,391)	(30,316)
Accrued interest	11,968	8,623
Exchange differences	1,614	(5,667)
Cumulative translation adjustment	(467)
Other variations	(2,124)	625
Lease Liability total [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of movement of lease liabilities [Line Items]
Opening balance	2,858,049	3,146,972
Changes	314,108	(288,923)
Closing balance	3,172,157	2,858,049
New contracts	743,403	319,811
Renegotiations	(29,327)	(238,650)
Payments	(576,940)	(556,387)
Accrued interest	177,949	182,950
Exchange differences	1,614	(5,667)
Cumulative translation adjustment	(467)
Other variations	$ (2,124)	$ 9,020